Impairment of Mineral Stream Interests - Schedule of Impairment of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges	$ 165,912	$ 165,912
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges	$ 165,912	$ 165,912